FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Mar. 31, 2015
FAIR VALUE MEASUREMENTS
Schedule of assets and liabilities measured at fair value on a recurring basis

	Thousands of Yen
	Carrying		Fair Value Hierarchy Classification
Items Measured at Fair Value on a Recurring Basis	Value	Total Fair Value	Level 1	Level 2	Level 3
March 31, 2014:
Assets:
Available-for-sale securities:
Equity securities	¥271,350	¥271,350	¥271,350	¥—	¥—
Debt securities	101,546	101,546	—	101,546	—

March 31, 2015:
Assets:
Available-for-sale securities:
Equity securities	¥410,850	¥410,850	¥410,850	¥—	¥—
Debt securities	101,458	101,458	—	101,458	—

Schedule of assets and liabilities measured at fair value on a non-recurring basis

	Thousands of Yen
Items Measured at Fair Value on a	Carrying	Total Fair	Fair Value Hierarchy Classification			Total losses for the year ended March
Non-recurring Basis	Value	Value	Level 1	Level 2	Level 3	31, 2014
March 31, 2014:
Assets:
Property and equipment	—	—	—	—	—	¥34,884